Significant Events - Additional Information (Detail) R$ in Millions, $ in Millions		6 Months Ended	12 Months Ended
	Aug. 08, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Aug. 08, 2018 BRL (R$)
Disclosure of significant events [line items]
Funding provided during the period			$ 242
Impairment losses			494	$ 264	$ 333
Settlement claim		$ 2,848	2,848	3,443
Income recognised from insurance settlements			$ 489
Samarco dam failure [member]
Disclosure of significant events [line items]
Percentage of charges recognised in Group's results			100.00%
Impairment losses			$ 95	96	80
Provision in addition to obligations under the Framework Agreement		2,051	2,051	$ 1,914	$ 1,285
Samarco dam failure [member] | State Prosecutors in Minas Gerais [member]
Disclosure of significant events [line items]
Settlement claim		1,400	1,400			R$ 7,500
Samarco dam failure [member] | State Prosecutors in Esprito Santo [member]
Disclosure of significant events [line items]
Settlement claim		365	365			2,000
Samarco dam failure [member] | Public defenders in Minas Gerais [member]
Disclosure of significant events [line items]
Settlement claim		1,800	$ 1,800			10,000
Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Term of agreement			15 years
Term of agreement renewable			1 year
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Term of agreement	2 years
Settlement claim	$ 28,000	28,000	$ 28,000			155,000			R$ 155,000
Preliminary agreement suspended amount	$ 1,400								R$ 7,700
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment			50.00%	50.00%
Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments		400	$ 400	$ 500
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Social Contribution Levy [Member]
Disclosure of significant events [line items]
Settlement claim		1,000	1,000			5,500
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Corporate Income Tax Rate [Member]
Disclosure of significant events [line items]
Settlement claim		800	800			4,500
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision in addition to obligations under the Framework Agreement		200	200	200
BHP Brasil Ltda [member] | Samarco Germano dam decommissioning [member]
Disclosure of significant events [line items]
Provision			$ 227	263
Percentage of decommissioning cost			50.00%
BHP Brasil Ltda [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Funding provided during the period			$ 0
Impairment losses			0
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision in addition to obligations under the Framework Agreement		1,800	1,800	1,700
Interim security amount preliminary agreement		400	$ 400			2,200
Allocation period			30 months
Percentage of remaining costs expected to be incurred by December 2021			75.00%
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member] | Insurance bonds [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement		240	$ 240			1,300
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member] | Charge over assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement		145	145			800
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member] | Liquid assets [member]
Disclosure of significant events [line items]
Interim security amount preliminary agreement		20	20			R$ 100
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Investment in Samarco		0	0
Dividends received			0
Profits available for distribution		0	$ 0
Percentage of interest in joint venture investment			50.00%
Commitments		200	$ 200	$ 250
Payment of approved amount to jointventure		$ 68
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments amount								$ 44
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Dam Stabilisation And Expert Costs [Member]
Disclosure of significant events [line items]
Commitments amount							$ 212